Basis of Presentation (Tables)	3 Months Ended
Sep. 30, 2024
Basis of Presentation
Schedule of Exchange Rate

The exchange rates used to reflect the change in presentation currency were as follows:

CAD - USD exchange rate	Q1 2024	Q2 2024	Q3 2024	Q4 2024	Q4 2023
Closing rate	0.7364	0.7547	0.7384	0.7310	0.7545
Average rate	0.7455	0.7402	0.7407	0.7383	0.7466